16. Segment Reporting (Sept 2019 note) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue - related party					$ 22,200	$ 6,571
Total revenue	$ 332,170	$ 139,102	$ 995,245	$ 247,434	308,129	898,084
Cost of Revenue	348,371	81,330	752,451	109,015	137,897	726,252
Gross profit	(16,201)	57,772	242,794	138,419	170,232	171,832
Selling expense	93,904	0	183,570	0
Compensation - officers	44,905	30,000	106,580	90,000	120,000	120,000
Research and development	66,282	58,930	193,002	166,719	221,510	208,238
Professional fees	399,650	157,013	971,789	720,910	960,846	107,899
General and administrative	269,961	155,676	619,131	360,728	451,597	256,225
Total Operating Expenses	874,702	401,619	2,074,072	1,338,357	1,753,953	692,362
Loss from Operations	(890,903)	(343,847)	(1,831,278)	(1,199,938)	(1,583,721)	(520,530)
Interest income, net	(232)	1,317	836	(441,703)	(440,943)	(105,831)
Other income	8,460	0	10,440	0
Total other income (expense)	8,228	1,317	11,276	(441,703)	(440,943)	(105,831)
Loss before income taxes	(882,675)	(342,530)	(1,820,002)	(1,641,641)	(2,024,664)	(626,361)
Tax expense	0	0	0	0
Net Loss	$ (882,675)	$ (342,530)	(1,820,002)	$ (1,641,641)	$ (2,024,664)	$ (626,361)
Reportable Legal Entities [Member] | Focus [Member]
Revenue - related party			10,300
Total revenue			446,370
Cost of Revenue			341,319
Gross profit			105,051
Selling expense			0
Compensation - officers			90,000
Research and development			193,002
Professional fees			954,307
General and administrative			478,857
Total Operating Expenses			1,716,166
Loss from Operations			(161,115)
Interest income, net			1,068
Other income			1,980
Total other income (expense)			3,048
Loss before income taxes			(1,599,839)
Tax expense			0
Net Loss			(1,599,839)
Reportable Legal Entities [Member] | AVX Design [Member]
Revenue - related party			0
Total revenue			548,875
Cost of Revenue			411,132
Gross profit			137,743
Selling expense			183,570
Compensation - officers			16,580
Research and development			0
Professional fees			17,482
General and administrative			140,274
Total Operating Expenses			357,906
Loss from Operations			(220,163)
Interest income, net			0
Other income			0
Total other income (expense)			0
Loss before income taxes			(220,163)
Tax expense			0
Net Loss			$ (220,163)